Derivative Liability and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis
We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at September 30, 2014:

	Total	(Level 1)	(Level 2)	Level (3)
Assets	$—	$—	$—	$—

Total assets measured at fair value	—	—	—	—

Liabilities

Derivative Liability	9,920,807	—	—	9,920,087
Total liabilities measured at fair value (Long-Term)	$9,920,807	$—	$—	$9,920,087

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at December 30, 2013:

	Total	(Level 1)	(Level 2)	Level (3)
Assets	$—	$—	$—	$—

Total assets measured at fair value	—	—	—	—

Liabilities

Derivative Liability	12,035,816	—	—	12,035,816
Total liabilities measured at fair value (Long-Term)	$12,035,816	$—	$—	$12,035,816

Schedule of Fair Value Level 3 warrant liabilities

2014
Fair value – beginning of period	$12,035,816
Warrants issue during period	—
Reclassification (reset expiration) of warrant liabilities to Additional Paid-in Capital	(117,010)
Reclassification of warrant exercises to Additional Paid-in Capital	(979,793)
Change in fair value for the period of warrant derivative liability	(2,575,262)
Fair value – March 31, 2014	8,363,751

Reclassification of warrant exercises to Additional Paid-in Capital	(92,832)
Change in fair value for the period of warrant derivative liability	(1,218,354)
Convertible debt issued with an embedded conversion price adjustment provision	1,938,988
Change in fair value of debt conversion price adjustment for the period	(30,202)

Fair value – June 30, 2014	$8,961,351

Reclassification of warrant exercises to Additional Paid-in Capital	(262,109)
Change in fair value for the period of warrant derivative liability	1,301,589
Reclassification of debt conversions to Additional Paid-in Capital	(477,376)
Change in fair value of debt conversion price adjustment for the period	397,352

Fair value – September 30, 2014	$9,920,807

	December 31, 2013	December 31, 2012
Fair value – beginning of period	$—	$—
Warrants issue	9,067,283	—
Reclassification of warrant liabilities to Additional Paid-in Capital	(526,245)	—
Reclassification of warrant exercises to Additional Paid-in Capital	(80,500)	—
Change in fair value	3,575,278	—

Fair value – end of period	$12,035,816	$—

Schedule Of Fair Value Of Warrants
The following summary table shows the assumptions used to compute the fair value of the embedded conversion option when granted at issuance and as of September 30, 2014:

	September 30, 2014	At Issuance – June 3, 2014
Assumptions for Pricing Model:
Expected term in years	2.67	3.00
Volatility range for years 1 to 5	81%	57%
Expected annual dividends	None	None

Value of convertible debt price adjustment:
Fair value of debt embedded conversion price adjustment option	$1,828,762	$1,938,988

The following summary table shows the assumptions used to compute the fair value of the warrants granted during 2013 at issuance and as of December 31, 2013 is:

	December 31, 2013	At Issuance
Assumptions for Pricing Model:
Expected term in years	4.2 to 4.6	4.62 to 5.0
Volatility range for years 1 to 5	56%	61 to 110%
Risk-free interest rate	1.75%	0.77 to 1.41%
Expected annual dividends	None	None

Value of warrants issued:
Fair value of warrants	$12,035,816	$9,067,283

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
For period ending September 30, 2014, the Monte Carlo Options Lattice pricing model was used to estimate the fair value of warrants outstanding as of September 30, 2014:

September 30, 2014
Assumptions for Pricing Model:
Expected term in years	3.47 to 4.04
Volatility range for years	72 to 81%
Risk-free interest rate	0.93 to 1.83%
Expected annual dividends	None

Value of warrants outstanding:
Fair value of warrants	$8,092,045